Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Depreciation, Depletion and Amortization
Property, Plant and Equipment	$ 25,074,000,000		$ 26,279,000,000
Property, Plant and Equipment, Transmission	10,893,000,000		9,846,000,000
Property, Plant and Equipment, Distribution	16,377,000,000		15,565,000,000
Property, Plant and Equipment, Construction Work in Progress	2,471,000,000		1,819,000,000
Property, Plant and Equipment, Other	5,470,000,000		3,945,000,000
Property, Plant and Equipment, Gross, Total	60,285,000,000		57,454,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	19,288,000,000		18,691,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,696,000,000		1,474,000,000	[1]
Accretion Expense	103,000,000		85,000,000
Liabilities Incurred	4,000,000		17,000,000
Liabilities Settled	(22,000,000)		(24,000,000)
Revisions in Cash Flow Estimates	54,000,000		144,000,000
Ending Balance	1,835,000,000		1,696,000,000		1,474,000,000	[1]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	73,000,000		93,000,000		98,000,000
Allowance for Borrowed Funds Used During Construction	40,000,000		69,000,000		63,000,000
Jointly-owned Electric Facilities
Utility Plant in Service	4,712,000,000		4,642,000,000
Construction Work in Progress	165,000,000		82,000,000
Accumulated Depreciation	1,592,000,000		1,523,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation Current Included in Other Current Liabilities			2,000,000
Asset Retirement Obligations (ARO) Liability	1,835,000,000		1,696,000,000		1,474,000,000	[1]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,200,000,000		1,200,000,000
Fair Value of Legally Restricted Assets	1,600,000,000		1,400,000,000
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	6,745,172,000		5,632,665,000
Property, Plant and Equipment, Transmission	2,160,660,000		2,042,144,000
Property, Plant and Equipment, Distribution	3,139,150,000		2,991,898,000
Property, Plant and Equipment, Construction Work in Progress	184,701,000		266,247,000
Property, Plant and Equipment, Other	357,517,000		373,327,000
Property, Plant and Equipment, Gross, Total	12,587,200,000		11,306,281,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,617,990,000		3,196,639,000
Asset Retirement Obligations (ARO)
Beginning Balance	115,168,000	[2],[3]	112,767,000	[2],[3]
Accretion Expense	7,343,000	[2],[3]	7,264,000	[2],[3]
Liabilities Incurred	0	[2],[3]	0	[2],[3]
Liabilities Settled	(7,298,000)	[2],[3]	(8,921,000)	[2],[3]
Revisions in Cash Flow Estimates	7,083,000	[2],[3]	4,058,000	[2],[3]
Contribution Distribution of OPCo Assets	30,311,000
Ending Balance	152,607,000	[2],[3]	115,168,000	[2],[3]	112,767,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	2,353,000		1,684,000		9,212,000
Allowance for Borrowed Funds Used During Construction	1,522,000		1,347,000		6,257,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	152,607,000	[2],[3]	115,168,000	[2],[3]	112,767,000	[2],[3]
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,577,906,000		4,062,733,000
Property, Plant and Equipment, Transmission	1,304,225,000		1,278,236,000
Property, Plant and Equipment, Distribution	1,625,057,000		1,553,358,000
Property, Plant and Equipment, Construction Work in Progress	427,164,000		341,063,000
Property, Plant and Equipment, Other	1,421,361,000		725,313,000
Property, Plant and Equipment, Gross, Total	8,355,713,000		7,960,703,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,299,349,000		3,232,135,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,192,313,000	[2],[3],[4]	1,013,122,000	[2],[3],[4]
Accretion Expense	72,658,000	[2],[3],[4]	53,848,000	[2],[3],[4]
Liabilities Incurred	0	[2],[3],[4]	0	[2],[3],[4]
Liabilities Settled	(635,000)	[2],[3],[4]	(806,000)	[2],[3],[4]
Revisions in Cash Flow Estimates	(9,152,000)	[2],[3],[4]	126,149,000	[2],[3],[4]
Ending Balance	1,255,184,000	[2],[3],[4]	1,192,313,000	[2],[3],[4]	1,013,122,000	[2],[3],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	19,943,000		9,724,000		15,395,000
Allowance for Borrowed Funds Used During Construction	9,752,000		4,717,000		7,838,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	1,255,184,000	[2],[3],[4]	1,192,313,000	[2],[3],[4]	1,013,122,000	[2],[3],[4]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,200,000,000		1,200,000
Fair Value of Legally Restricted Assets	1,600,000,000		1,400,000,000
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		8,673,296,000
Property, Plant and Equipment, Transmission	2,011,289,000		2,013,737,000
Property, Plant and Equipment, Distribution	3,877,532,000		3,722,745,000
Property, Plant and Equipment, Construction Work in Progress	185,428,000		354,497,000
Property, Plant and Equipment, Other	364,573,000		571,154,000
Property, Plant and Equipment, Gross, Total	6,438,822,000		15,335,429,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,973,042,000		5,242,805,000
Asset Retirement Obligations (ARO)
Beginning Balance	269,940,000	[2],[3]	241,828,000	[2],[3]
Accretion Expense	14,957,000	[2],[3]	15,113,000	[2],[3]
Liabilities Incurred	158,000	[2],[3]	0	[2],[3]
Liabilities Settled	(9,788,000)	[2],[3]	(8,294,000)	[2],[3]
Revisions in Cash Flow Estimates	53,208,000	[2],[3]	21,293,000	[2],[3]
Contribution Distribution of OPCo Assets	(327,178,000)
Ending Balance	1,297,000	[2],[3]	269,940,000	[2],[3]	241,828,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	4,961,000		3,492,000		5,549,000
Allowance for Borrowed Funds Used During Construction	10,102,000		9,046,000		2,350,000
Jointly-owned Electric Facilities
Utility Plant in Service			2,723,645,000
Construction Work in Progress			57,229,000
Accumulated Depreciation			890,252,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	1,297,000	[2],[3]	269,940,000	[2],[3]	241,828,000	[2],[3]
Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	1,203,221,000		1,346,530,000
Property, Plant and Equipment, Transmission	731,312,000		706,917,000
Property, Plant and Equipment, Distribution	1,986,032,000		1,859,557,000
Property, Plant and Equipment, Construction Work in Progress	175,890,000		95,170,000
Property, Plant and Equipment, Other	393,026,000		210,549,000
Property, Plant and Equipment, Gross, Total	4,489,481,000		4,218,723,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,323,522,000		1,278,941,000
Asset Retirement Obligations (ARO)
Beginning Balance	21,999,000	[2],[3]	19,623,000	[2],[3]
Accretion Expense	1,703,000	[2],[3]	1,572,000	[2],[3]
Liabilities Incurred	0	[2],[3]	84,000	[2],[3]
Liabilities Settled	(755,000)	[2],[3]	(949,000)	[2],[3]
Revisions in Cash Flow Estimates	(19,000)	[2],[3]	1,669,000	[2],[3]
Ending Balance	22,928,000	[2],[3]	21,999,000	[2],[3]	19,623,000	[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	4,187,000		2,007,000		1,317,000
Allowance for Borrowed Funds Used During Construction	2,272,000		1,098,000		822,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	22,928,000	[2],[3]	21,999,000	[2],[3]	19,623,000	[2],[3]
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,764,429,000		3,888,230,000
Property, Plant and Equipment, Transmission	1,165,167,000		1,115,795,000
Property, Plant and Equipment, Distribution	1,843,912,000		1,758,988,000
Property, Plant and Equipment, Construction Work in Progress	281,849,000		99,783,000
Property, Plant and Equipment, Other	869,230,000		688,254,000
Property, Plant and Equipment, Gross, Total	7,924,587,000		7,551,050,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,391,652,000		2,284,258,000
Asset Retirement Obligations (ARO)
Beginning Balance	78,017,000	[2],[3],[5]	67,183,000	[2],[3],[5]
Accretion Expense	4,912,000	[2],[3],[5]	5,511,000	[2],[3],[5]
Liabilities Incurred	4,191,000	[2],[3],[5]	17,380,000	[2],[3],[5]
Liabilities Settled	(2,699,000)	[2],[3],[5]	(3,831,000)	[2],[3],[5]
Revisions in Cash Flow Estimates	3,209,000	[2],[3],[5]	(8,226,000)	[2],[3],[5]
Ending Balance	87,630,000	[2],[3],[5]	78,017,000	[2],[3],[5]	67,183,000	[2],[3],[5]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	7,338,000		57,054,000		48,731,000
Allowance for Borrowed Funds Used During Construction	4,262,000		48,499,000		40,904,000
Jointly-owned Electric Facilities
Utility Plant in Service	2,541,453,000		2,510,152,000
Construction Work in Progress	143,326,000		35,155,000
Accumulated Depreciation	674,439,000		630,758,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	87,630,000	[2],[3],[5]	78,017,000	[2],[3],[5]	67,183,000	[2],[3],[5]
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[6]	12.50%	[6]
Utility Plant in Service	0	[6]	0	[6]
Construction Work in Progress	0	[6]	0	[6]
Accumulated Depreciation	0	[6]	0	[6]
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			12.50%	[7]
Utility Plant in Service			0	[7]
Construction Work in Progress			0	[7]
Accumulated Depreciation			0	[7]
Conesville Generating Station (Unit No. 4) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[8]	43.50%	[8]
Utility Plant in Service	335,000,000	[8]	310,000,000	[8]
Construction Work in Progress	2,000,000	[8]	26,000,000	[8]
Accumulated Depreciation	55,000,000	[8]	59,000,000	[8]
Conesville Generating Station (Unit No. 4) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			43.50%	[9]
Utility Plant in Service			310,342,000	[9]
Construction Work in Progress			26,067,000	[9]
Accumulated Depreciation			58,677,000	[9]
J.M. Stuart Generating Station [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[10]	26.00%	[10]
Utility Plant in Service	544,000,000	[10]	542,000,000	[10]
Construction Work in Progress	11,000,000	[10]	11,000,000	[10]
Accumulated Depreciation	190,000,000	[10]	181,000,000	[10]
J.M. Stuart Generating Station [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			26.00%	[10]
Utility Plant in Service			541,719,000	[10]
Construction Work in Progress			11,151,000	[10]
Accumulated Depreciation			180,687,000	[10]
Wm. H. Zimmer Generating Station [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[6]	25.40%	[6]
Utility Plant in Service	809,000,000	[6]	807,000,000	[6]
Construction Work in Progress	2,000,000	[6]	2,000,000	[6]
Accumulated Depreciation	399,000,000	[6]	387,000,000	[6]
Wm. H. Zimmer Generating Station [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			25.40%	[7]
Utility Plant in Service			807,431,000	[7]
Construction Work in Progress			1,817,000	[7]
Accumulated Depreciation			387,209,000	[7]
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[11]	40.20%	[11]
Utility Plant in Service	262,000,000	[11]	263,000,000	[11]
Construction Work in Progress	47,000,000	[11]	8,000,000	[11]
Accumulated Depreciation	198,000,000	[11]	195,000,000	[11]
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[11]	40.20%	[11]
Utility Plant in Service	261,685,000	[11]	262,649,000	[11]
Construction Work in Progress	47,131,000	[11]	7,523,000	[11]
Accumulated Depreciation	197,720,000	[11]	195,336,000	[11]
Flint Creek Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[12]	50.00%	[12]
Utility Plant in Service	123,000,000	[12]	121,000,000	[12]
Construction Work in Progress	54,000,000	[12]	14,000,000	[12]
Accumulated Depreciation	66,000,000	[12]	64,000,000	[12]
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[12]	50.00%	[12]
Utility Plant in Service	122,566,000	[12]	121,052,000	[12]
Construction Work in Progress	54,281,000	[12]	14,272,000	[12]
Accumulated Depreciation	65,546,000	[12]	64,348,000	[12]
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[12]	85.90%	[12]
Utility Plant in Service	519,000,000	[12]	514,000,000	[12]
Construction Work in Progress	29,000,000	[12]	16,000,000	[12]
Accumulated Depreciation	376,000,000	[12]	371,000,000	[12]
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[12]	85.90%	[12]
Utility Plant in Service	519,158,000	[12]	513,833,000	[12]
Construction Work in Progress	28,833,000	[12]	16,029,000	[12]
Accumulated Depreciation	375,718,000	[12]	371,015,000	[12]
Oklaunion Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[13]	70.30%	[13]
Utility Plant in Service	404,000,000	[13]	403,000,000	[13]
Construction Work in Progress	7,000,000	[13]	4,000,000	[13]
Accumulated Depreciation	223,000,000	[13]	216,000,000	[13]
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co of Oklahoma [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	[13]	15.60%	[13]
Utility Plant in Service	93,555,000	[13]	93,218,000	[13]
Construction Work in Progress	1,844,000	[13]	939,000	[13]
Accumulated Depreciation	57,576,000	[13]	57,060,000	[13]
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas North Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Turk Generating Plant [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[12]	73.33%	[12]
Utility Plant in Service	1,638,000,000	[12]	1,613,000,000	[12]
Construction Work in Progress	13,000,000	[12]	(3,000,000)	[12]
Accumulated Depreciation	35,000,000	[12]	0	[12]
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[12]	73.33%	[12]
Utility Plant in Service	1,638,044,000	[12]	1,612,618,000	[12]
Construction Work in Progress	13,081,000	[12]	(2,669,000)	[12]
Accumulated Depreciation	35,455,000	[12]	59,000	[12]
Jointly Owned Electricity Transmission And Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership		[14]		[14]
Utility Plant in Service	78,000,000		69,000,000
Construction Work in Progress	0		4,000,000
Accumulated Depreciation	50,000,000		50,000,000
Jointly Owned Electricity Transmission And Distribution System [Member] | Ohio Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership				[14]
Utility Plant in Service			69,148,000	[14]
Construction Work in Progress			4,101,000	[14]
Accumulated Depreciation			50,516,000	[14]
John E. Amos Generating Station (Unit No. 3) [Member] | Appalachian Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			33.33%	[15]
Utility Plant in Service			563,470,000	[15]
Construction Work in Progress			14,188,000	[15]
Accumulated Depreciation			108,441,000	[15]
John E. Amos Generating Station (Unit No. 3) [Member] | Ohio Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership			66.67%	[15]
Utility Plant in Service			995,005,000	[15]
Construction Work in Progress			14,093,000	[15]
Accumulated Depreciation			213,163,000	[15]
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Public Utilities, Inventory, Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[16]	50.00%	[16]
Utility Plant in Service	797,485,000	[16]	762,737,000	[16]
Construction Work in Progress	54,577,000	[16]	55,420,000	[16]
Accumulated Depreciation	471,787,000	[16]	456,436,000	[16]
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	17,873,000,000		16,973,000,000
Accumulated Depreciation, Generation	7,168,000,000		6,962,000,000
Property, Plant and Equipment, Transmission	10,854,000,000		9,846,000,000
Accumulated Depreciation, Transmission	2,805,000,000		2,720,000,000
Property, Plant and Equipment, Distribution	16,377,000,000		15,565,000,000
Accumulated Depreciation, Distribution	3,988,000,000		3,837,000,000
Property, Plant and Equipment, Construction Work in Progress	2,326,000,000		1,600,000,000
Accumulated Depreciation, Construction Work in Progress	(121,000,000)		(27,000,000)
Property, Plant and Equipment, Other	4,116,000,000		2,644,000,000
Accumulated Depreciation, Other	1,931,000,000		1,238,000,000
Property, Plant and Equipment, Gross, Total	51,546,000,000		46,628,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	15,771,000,000		14,730,000,000
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	87 years		87 years		87 years
Depreciable Life Ranges - Distribution	75 years		75 years		75 years
Depreciable Life Ranges - Other	75 years		75 years		55 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	31 years		31 years		9 years
Depreciable Life Ranges - Transmission	25 years		25 years		25 years
Depreciable Life Ranges - Distribution	11 years		11 years		11 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%		3.80%		3.80%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.60%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.80%		2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.10%		1.20%		1.30%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.80%		3.90%		4.00%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.40%		2.40%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.90%		9.60%		9.30%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.00%		1.80%		1.70%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	6,745,172,000		5,632,665,000
Accumulated Depreciation, Generation	2,306,545,000		1,928,562,000
Property, Plant and Equipment, Transmission	2,160,660,000		2,042,144,000
Accumulated Depreciation, Transmission	490,143,000		468,633,000
Property, Plant and Equipment, Distribution	3,139,150,000		2,991,898,000
Accumulated Depreciation, Distribution	674,351,000		641,504,000
Property, Plant and Equipment, Construction Work in Progress	184,701,000		266,247,000
Accumulated Depreciation, Construction Work in Progress	(19,297,000)		(19,379,000)
Property, Plant and Equipment, Other	323,758,000		340,027,000
Accumulated Depreciation, Other	153,797,000		164,932,000
Property, Plant and Equipment, Gross, Total	12,553,441,000		11,272,981,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,605,539,000		3,184,252,000
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	121 years		121 years		121 years
Depreciable Life Ranges - Transmission	87 years		87 years		87 years
Depreciable Life Ranges - Distribution	52 years		57 years		52 years
Depreciable Life Ranges - Other	55 years		55 years		55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40 years		40 years		40 years
Depreciable Life Ranges - Transmission	25 years		25 years		25 years
Depreciable Life Ranges - Distribution	11 years		13 years		11 years
Depreciable Life Ranges - Other	24 years		24 years		24 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.00%		3.00%		2.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%		3.40%		3.20%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.30%		6.80%		6.60%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,577,906,000		4,062,733,000
Accumulated Depreciation, Generation	1,887,333,000		2,130,136,000
Property, Plant and Equipment, Transmission	1,304,225,000		1,278,236,000
Accumulated Depreciation, Transmission	420,295,000		411,825,000
Property, Plant and Equipment, Distribution	1,625,057,000		1,553,358,000
Accumulated Depreciation, Distribution	390,014,000		373,342,000
Property, Plant and Equipment, Construction Work in Progress	427,164,000		341,063,000
Accumulated Depreciation, Construction Work in Progress	(18,824,000)		65,449,000
Property, Plant and Equipment, Other	1,268,597,000		573,836,000
Accumulated Depreciation, Other	509,426,000		141,291,000
Property, Plant and Equipment, Gross, Total	8,202,949,000		7,809,226,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,188,244,000		3,122,043,000
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Depreciable Life Ranges - Transmission	75 years		75 years		75 years
Depreciable Life Ranges - Distribution	70 years		70 years		70 years
Depreciable Life Ranges - Other	45 years		40 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	59 years		59 years		59 years
Depreciable Life Ranges - Transmission	50 years		46 years		46 years
Depreciable Life Ranges - Distribution	15 years		14 years		14 years
Depreciable Life Ranges - Other	14 years		14 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%		1.70%		1.60%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.50%		1.50%		1.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.80%		2.50%		2.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.90%		9.60%		7.40%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	2,011,289,000		2,013,737,000
Accumulated Depreciation, Transmission	814,849,000		809,199,000
Property, Plant and Equipment, Distribution	3,877,532,000		3,722,745,000
Accumulated Depreciation, Distribution	1,023,313,000		1,011,324,000
Property, Plant and Equipment, Construction Work in Progress	185,428,000		147,408,000
Accumulated Depreciation, Construction Work in Progress	(29,825,000)		(21,198,000)
Property, Plant and Equipment, Other	354,195,000		427,412,000
Accumulated Depreciation, Other	163,894,000		224,153,000
Property, Plant and Equipment, Gross, Total	6,428,444,000		6,311,302,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,972,231,000		2,023,478,000
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	60 years		60 years		70 years
Depreciable Life Ranges - Distribution	60 years		60 years		56 years
Depreciable Life Ranges - Other	50 years		50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission	39 years		39 years		27 years
Depreciable Life Ranges - Distribution	12 years		12 years		12 years
Depreciable Life Ranges - Other	25 years		25 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		3.70%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.50%		7.30%		8.70%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	1,203,221,000		1,346,530,000
Accumulated Depreciation, Generation	583,486,000		654,989,000
Property, Plant and Equipment, Transmission	731,312,000		706,917,000
Accumulated Depreciation, Transmission	186,040,000		176,187,000
Property, Plant and Equipment, Distribution	1,986,032,000		1,859,557,000
Accumulated Depreciation, Distribution	365,299,000		345,207,000
Property, Plant and Equipment, Construction Work in Progress	175,890,000		95,170,000
Accumulated Depreciation, Construction Work in Progress	(15,138,000)		(9,281,000)
Property, Plant and Equipment, Other	387,856,000		205,373,000
Accumulated Depreciation, Other	203,841,000		111,837,000
Property, Plant and Equipment, Gross, Total	4,484,311,000		4,213,547,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	1,323,528,000		1,278,939,000
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70 years		70 years		70 years
Depreciable Life Ranges - Transmission	75 years		75 years		75 years
Depreciable Life Ranges - Distribution	65 years		65 years		65 years
Depreciable Life Ranges - Other	40 years		40 years		35 years
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		9 years
Depreciable Life Ranges - Transmission	40 years		40 years		40 years
Depreciable Life Ranges - Distribution	30 years		30 years		30 years
Depreciable Life Ranges - Other	5 years		5 years		5 years
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.80%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%		1.90%		1.90%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.40%		2.40%
Regulated Operation [Member] | Public Service Co of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.10%		6.60%		8.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,764,429,000	[17]	3,888,230,000	[17]
Accumulated Depreciation, Generation	1,062,166,000	[17]	1,092,566,000	[17]
Property, Plant and Equipment, Transmission	1,165,167,000		1,115,795,000
Accumulated Depreciation, Transmission	312,567,000		301,159,000
Property, Plant and Equipment, Distribution	1,843,912,000		1,758,988,000
Accumulated Depreciation, Distribution	563,087,000		556,904,000
Property, Plant and Equipment, Construction Work in Progress	281,849,000	[17]	99,783,000	[17]
Accumulated Depreciation, Construction Work in Progress	(7,355,000)	[17]	(8,294,000)	[17]
Property, Plant and Equipment, Other	574,131,000		397,643,000
Accumulated Depreciation, Other	326,871,000		225,254,000
Property, Plant and Equipment, Gross, Total	7,629,488,000		7,260,439,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,257,336,000		2,167,589,000
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	70 years		65 years		68 years
Depreciable Life Ranges - Transmission	70 years		70 years		70 years
Depreciable Life Ranges - Distribution	65 years		65 years		65 years
Depreciable Life Ranges - Other	51 years		47 years		47 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	40 years		35 years		35 years
Depreciable Life Ranges - Transmission	50 years		50 years		50 years
Depreciable Life Ranges - Distribution	25 years		25 years		25 years
Depreciable Life Ranges - Other	7 years		7 years		7 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%	[17]	2.20%	[17]	2.10%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.60%		2.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	5.00%		6.60%		6.90%
Nonregulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	7,201,000,000		9,306,000,000
Accumulated Depreciation, Generation	2,969,000,000		3,526,000,000
Property, Plant and Equipment, Transmission	39,000,000		0
Accumulated Depreciation, Transmission	16,000,000		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	145,000,000		219,000,000
Accumulated Depreciation, Construction Work in Progress	1,000,000		1,000,000
Property, Plant and Equipment, Other	1,354,000,000		1,301,000,000
Accumulated Depreciation, Other	531,000,000		434,000,000
Property, Plant and Equipment, Gross, Total	8,739,000,000		10,826,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	3,517,000,000		3,961,000,000
Nonregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	66 years		66 years		66 years
Depreciable Life Ranges - Transmission	55 years
Nonregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	35 years		35 years		20 years
Depreciable Life Ranges - Transmission	43 years
Nonregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.30%		3.30%		3.50%
Nonregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.60%		2.60%
Nonregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.50%
Nonregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	33,759,000		33,300,000
Accumulated Depreciation, Other	12,451,000		12,387,000
Property, Plant and Equipment, Gross, Total	33,759,000		33,300,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	12,451,000		12,387,000
Nonregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	152,764,000		151,477,000
Accumulated Depreciation, Other	111,105,000		110,092,000
Property, Plant and Equipment, Gross, Total	152,764,000		151,477,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	111,105,000		110,092,000
Nonregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		8,673,296,000
Accumulated Depreciation, Generation	0		3,200,427,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		207,089,000
Accumulated Depreciation, Construction Work in Progress	0		1,350,000
Property, Plant and Equipment, Other	10,378,000		143,742,000
Accumulated Depreciation, Other	811,000		17,550,000
Property, Plant and Equipment, Gross, Total	10,378,000		9,024,127,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	811,000		3,219,327,000
Nonregulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	0 years		66 years		66 years
Nonregulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation	0 years		35 years		35 years
Nonregulated Operation [Member] | Ohio Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate			3.00%		3.20%
Nonregulated Operation [Member] | Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	5,170,000		5,176,000
Accumulated Depreciation, Other	(6,000)		2,000
Property, Plant and Equipment, Gross, Total	5,170,000		5,176,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	(6,000)		2,000
Nonregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	295,099,000		290,611,000
Accumulated Depreciation, Other	134,316,000		116,669,000
Property, Plant and Equipment, Gross, Total	295,099,000		290,611,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	$ 134,316,000		$ 116,669,000

[1]	A current portion of ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.
[2]	Includes ARO related to ash disposal facilities.
[3]	Includes ARO related to asbestos removal.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.
[5]	Includes ARO related to Sabine and DHLC.
[6]	Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 7.
[7]	Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.
[8]	Operated by AGR.
[9]	Operated by OPCo.
[10]	Operated by The Dayton Power & Light Company, a nonaffiliated company.
[11]	Operated by CLECO, a nonaffiliated company.
[12]	Operated by SWEPCo.
[13]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[14]	Varying percentages of ownership.
[15]	Operated by APCo.
[16]	Operated by I&M.
[17]	SWEPCo's regulated section includes amounts related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.